UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,054.90	$ 4.03
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class
Actual	$ 1,000.00	$ 1,054.30	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2
Actual	$ 1,000.00	$ 1,053.60	$ 5.40
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.31
Investor Class
Actual	$ 1,000.00	$ 1,053.60	$ 4.74
Hypothetical A	$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.79%
Service Class	.89%
Service Class 2	1.06%
Investor Class	.93%

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.4	3.0
Motorola, Inc.	2.3	3.0
Qwest Communications International, Inc.	2.2	1.9
Norfolk Southern Corp.	1.8	0.8
American Tower Corp. Class A	1.8	1.5
Elan Corp. PLC sponsored ADR	1.8	0.8
Abercrombie & Fitch Co. Class A	1.8	1.7
Biogen Idec, Inc.	1.8	1.2
Whirlpool Corp.	1.7	0.0
Rockwell Automation, Inc.	1.6	0.9
	21.2
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	8.6
Consumer Discretionary	18.6	23.5
Information Technology	11.8	22.8
Consumer Staples	10.3	3.5
Health Care	9.7	9.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 93.9%		Stocks 91.3%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	9.1%	** Foreign investments	7.1%

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.2%
Goodyear Tire & Rubber Co. (a)	27,600	$ 306,360
Johnson Controls, Inc.	12,400	1,019,528
		1,325,888
Diversified Consumer Services - 1.9%
Apollo Group, Inc. Class A (a)	15,899	821,501
Career Education Corp. (a)	20,300	606,767
Corinthian Colleges, Inc. (a)	18,542	266,263
ITT Educational Services, Inc. (a)	7,400	486,994
		2,181,525
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc.	8,900	257,032
Carnival Corp. unit	2,700	112,698
Life Time Fitness, Inc. (a)	2,500	115,675
Six Flags, Inc. (a)	40,400	227,048
Starbucks Corp. (a)	41,500	1,567,040
Wynn Resorts Ltd. (a)	9,428	691,072
		2,970,565
Household Durables - 1.7%
Whirlpool Corp.	24,000	1,983,600
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)	13,200	424,512
Leisure Equipment & Products - 0.2%
Pool Corp.	6,100	266,143
Media - 5.2%
Comcast Corp. Class A (special) (a)	13,500	442,530
Lamar Advertising Co. Class A (a)	9,300	500,898
The Walt Disney Co.	167,100	5,012,998
		5,956,426
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	36,700	2,034,281
American Eagle Outfitters, Inc.	14,100	479,964
Cost Plus, Inc. (a)	17,970	263,440
Guitar Center, Inc. (a)	4,000	177,880
Gymboree Corp. (a)	18,300	636,108
Maidenform Brands, Inc.	11,700	144,261
PETsMART, Inc.	14,800	378,880
Too, Inc. (a)	13,400	514,426
Wet Seal, Inc. Class A (a)	53,700	262,056
		4,891,296
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc. (a)	14,100	372,663
Crocs, Inc. (d)	12,851	323,203
Deckers Outdoor Corp. (a)	11,200	431,872
Wolverine World Wide, Inc.	8,200	191,306
		1,319,044
TOTAL CONSUMER DISCRETIONARY		21,318,999

	Shares	Value (Note 1)
CONSUMER STAPLES - 10.3%
Beverages - 2.1%
Hansen Natural Corp. (a)	2,004	$ 381,501
PepsiCo, Inc.	14,400	864,576
The Coca-Cola Co.	26,300	1,131,426
		2,377,503
Food & Staples Retailing - 2.5%
Kroger Co.	39,100	854,726
Performance Food Group Co. (a)	6,500	197,470
Safeway, Inc.	26,900	699,400
Sysco Corp.	12,600	385,056
Wal-Mart Stores, Inc.	14,800	712,916
		2,849,568
Food Products - 1.6%
Campbell Soup Co.	8,800	326,568
ConAgra Foods, Inc.	9,400	207,834
Gold Kist, Inc. Delaware (a)	8,500	113,645
H.J. Heinz Co.	8,100	333,882
Hershey Co.	6,000	330,420
Pilgrims Pride Corp. Class B	8,000	206,400
Sanderson Farms, Inc.	5,845	163,602
Tyson Foods, Inc. Class A	12,900	191,694
		1,874,045
Household Products - 0.7%
Clorox Co.	5,900	359,723
Colgate-Palmolive Co.	8,200	491,180
		850,903
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,500	174,015
Tobacco - 3.2%
Altria Group, Inc.	24,932	1,830,757
British American Tobacco PLC sponsored ADR	6,500	329,615
Reynolds American, Inc.	11,200	1,291,360
UST, Inc.	6,200	280,178
		3,731,910
TOTAL CONSUMER STAPLES		11,857,944
ENERGY - 8.5%
Energy Equipment & Services - 4.4%
BJ Services Co.	28,300	1,054,458
Grant Prideco, Inc. (a)	25,180	1,126,805
National Oilwell Varco, Inc. (a)	13,888	879,388
Pride International, Inc. (a)	20,490	639,903
Schlumberger Ltd. (NY Shares)	20,300	1,321,733
		5,022,287
Oil, Gas & Consumable Fuels - 4.1%
Arch Coal, Inc.	21,100	894,007
Cameco Corp.	45,800	1,824,533
Massey Energy Co.	15,900	572,400
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	7,500	$ 769,125
Peabody Energy Corp.	12,702	708,137
		4,768,202
TOTAL ENERGY		9,790,489
FINANCIALS - 3.9%
Capital Markets - 1.0%
E*TRADE Financial Corp. (a)	32,100	732,522
Jefferies Group, Inc.	6,000	177,780
Morgan Stanley	2,900	183,309
		1,093,611
Commercial Banks - 0.6%
Wells Fargo & Co.	9,933	666,306
Consumer Finance - 0.6%
American Express Co.	13,200	702,504
Diversified Financial Services - 0.8%
Bank of America Corp.	16,100	774,410
Chicago Mercantile Exchange Holdings, Inc. Class A	400	196,460
		970,870
Insurance - 0.7%
Prudential Financial, Inc.	6,600	512,820
The Chubb Corp.	4,900	244,510
		757,330
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	5,600	139,440
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	6,500	84,825
TOTAL FINANCIALS		4,414,886
HEALTH CARE - 9.7%
Biotechnology - 2.4%
Biogen Idec, Inc. (a)	43,484	2,014,614
Genentech, Inc. (a)	4,700	384,460
MedImmune, Inc. (a)	10,800	292,680
Origin Agritech Ltd. (a)	1,700	24,378
PDL BioPharma, Inc. (a)	4,100	75,481
		2,791,613
Health Care Equipment & Supplies - 0.9%
Cytyc Corp. (a)	32,476	823,591
IDEXX Laboratories, Inc. (a)	2,000	150,260
		973,851
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc.	11,480	513,615
Healthways, Inc. (a)	7,300	384,272

	Shares	Value (Note 1)
VCA Antech, Inc. (a)	20,300	$ 648,179
Visicu, Inc.	3,326	58,704
		1,604,770
Life Sciences Tools & Services - 0.5%
Thermo Electron Corp. (a)	14,250	516,420
Pharmaceuticals - 4.5%
Abbott Laboratories	9,400	409,934
Bristol-Myers Squibb Co.	20,100	519,786
Elan Corp. PLC sponsored ADR (a)	122,380	2,043,746
Johnson & Johnson	25,100	1,503,992
Schering-Plough Corp.	37,200	707,916
		5,185,374
TOTAL HEALTH CARE		11,072,028
INDUSTRIALS - 20.6%
Aerospace & Defense - 0.3%
EDO Corp.	5,100	124,134
Rockwell Collins, Inc.	4,700	262,589
		386,723
Airlines - 3.6%
AMR Corp. (a)	67,600	1,718,392
Continental Airlines, Inc. Class B (a)	32,400	965,520
Ryanair Holdings PLC sponsored ADR (a)	12,300	648,456
UAL Corp. (a)	11,400	353,628
US Airways Group, Inc. (a)	8,000	404,320
		4,090,316
Building Products - 0.4%
Goodman Global, Inc.	27,500	417,450
Kingspan Group PLC (Ireland)	4,100	71,590
		489,040
Commercial Services & Supplies - 3.3%
Allied Waste Industries, Inc. (a)	111,099	1,262,085
Corporate Executive Board Co.	2,800	280,560
Covanta Holding Corp. (a)	8,465	149,407
Fuel-Tech, Inc. NV (a)	9,644	116,692
Robert Half International, Inc.	2,700	113,400
RPS Group PLC	12,200	48,852
Stericycle, Inc. (a)	4,397	286,245
Tetra Tech, Inc. (a)	9,297	164,929
Waste Management, Inc.	37,500	1,345,500
		3,767,670
Electrical Equipment - 2.7%
ABB Ltd. sponsored ADR	75,300	975,888
Alstom SA (a)	2,700	246,777
EnerSys (a)	1,383	28,905
Rockwell Automation, Inc.	25,717	1,851,881
		3,103,451
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 2.4%
General Electric Co.	50,400	$ 1,661,184
McDermott International, Inc. (a)	24,050	1,093,554
		2,754,738
Machinery - 2.8%
Deere & Co.	16,700	1,394,283
Flow International Corp. (a)	22,000	309,540
Flowserve Corp. (a)	9,800	557,620
Pentair, Inc.	28,900	988,091
		3,249,534
Road & Rail - 4.5%
Burlington Northern Santa Fe Corp.	19,600	1,553,300
Canadian National Railway Co.	9,900	432,432
Norfolk Southern Corp.	38,800	2,064,936
Union Pacific Corp.	11,700	1,087,632
		5,138,300
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	9,900	683,100
TOTAL INDUSTRIALS		23,662,872
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 5.0%
CIENA Corp. (a)	34,900	167,869
CommScope, Inc. (a)	33,100	1,040,002
Finisar Corp. (a)	52,738	172,453
JDS Uniphase Corp. (a)	47,900	121,187
Motorola, Inc.	132,800	2,675,920
Oplink Communications, Inc. (a)	7,100	130,001
QUALCOMM, Inc.	29,200	1,170,044
Sycamore Networks, Inc. (a)	61,100	248,066
		5,725,542
Computers & Peripherals - 0.8%
Apple Computer, Inc. (a)	7,600	434,112
Diebold, Inc.	10,900	442,758
		876,870
Electronic Equipment & Instruments - 0.9%
Aeroflex, Inc. (a)	33,800	394,446
Maxwell Technologies, Inc. (a)	7,350	144,281
Vishay Intertechnology, Inc. (a)	28,800	453,024
		991,751
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	7,000	253,330
DealerTrack Holdings, Inc.	12,442	275,093
Equinix, Inc. (a)	6,000	329,160
RealNetworks, Inc. (a)	46,411	496,598
		1,354,181
IT Services - 0.4%
Electronic Data Systems Corp.	7,000	168,420

	Shares	Value (Note 1)
Forrester Research, Inc. (a)	3,100	$ 86,738
Paychex, Inc.	6,400	249,472
		504,630
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	33,900	827,838
ATI Technologies, Inc. (a)	38,204	556,979
Atmel Corp. (a)	31,550	175,103
Broadcom Corp. Class A (a)	54,739	1,644,907
Ikanos Communications, Inc.	21,200	322,028
Integrated Device Technology, Inc. (a)	10,500	148,890
Spansion, Inc.	10,700	170,558
		3,846,303
Software - 0.2%
Aspen Technology, Inc. (a)	5,400	70,848
Electronic Arts, Inc. (a)	2,700	116,208
		187,056
TOTAL INFORMATION TECHNOLOGY		13,486,333
MATERIALS - 4.7%
Chemicals - 2.6%
Airgas, Inc.	18,200	677,950
Cytec Industries, Inc.	1,400	75,124
Ecolab, Inc.	4,000	162,320
Monsanto Co.	16,300	1,372,297
Syngenta AG sponsored ADR	25,500	677,280
		2,964,971
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	28,181	438,778
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	16,400	1,135,536
Carpenter Technology Corp.	4,669	539,270
		1,674,806
Paper & Forest Products - 0.3%
P.H. Glatfelter Co.	21,900	347,553
TOTAL MATERIALS		5,426,108
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.3%
Cbeyond Communications, Inc.	4,800	104,688
Qwest Communications International, Inc. (a)	313,700	2,537,833
		2,642,521
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	65,800	2,047,696
Centennial Communications Corp. Class A	41,237	214,432
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp. Class A (a)	142,400	$ 1,100,752
Sprint Nextel Corp.	34,913	697,911
		4,060,791
TOTAL TELECOMMUNICATION SERVICES		6,703,312
TOTAL COMMON STOCKS (Cost $97,914,774)		107,732,971
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 5.11% (b)	10,789,135	10,789,135
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	262,650	262,650
TOTAL MONEY MARKET FUNDS (Cost $11,051,785)		11,051,785
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $108,966,559)	118,784,756
NET OTHER ASSETS - (3.5)%	(4,002,903)
NET ASSETS - 100%	$ 114,781,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,376
Fidelity Securities Lending Cash Central Fund	13,737
Total	$ 223,113
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $945,036 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $259,045) - See accompanying schedule: Unaffiliated issuers (cost $97,914,774)	$ 107,732,971
Affiliated Central Funds (cost $11,051,785)	11,051,785
Total Investments (cost $108,966,559)		$ 118,784,756
Receivable for fund shares sold		237,521
Dividends receivable		90,097
Interest receivable		41,406
Prepaid expenses		73
Other receivables		2,913
Total assets		119,156,766

Liabilities
Payable for investments purchased	$ 3,953,217
Payable for fund shares redeemed	49,542
Accrued management fee	52,543
Distribution fees payable	4,496
Other affiliated payables	12,347
Other payables and accrued expenses	40,118
Collateral on securities loaned, at value	262,650
Total liabilities		4,374,913

Net Assets		$ 114,781,853
Net Assets consist of:
Paid in capital		$ 102,091,207
Undistributed net investment income		145,863
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,726,511
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,818,272
Net Assets		$ 114,781,853

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($68,347,581 ÷ 7,447,148 shares)	$ 9.18

Service Class: Net Asset Value, offering price and redemption price per share ($878,652 ÷ 96,299 shares)	$ 9.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($21,440,938 ÷ 2,371,223 shares)	$ 9.04

Investor Class: Net Asset Value, offering price and redemption price per share ($24,114,682 ÷ 2,629,121 shares)	$ 9.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 394,514
Interest		1,382
Income from affiliated Central Funds		223,113
Total income		619,009

Expenses
Management fee	$ 301,388
Transfer agent fees	49,304
Distribution fees	27,175
Accounting and security lending fees	23,594
Independent trustees' compensation	193
Custodian fees and expenses	20,175
Audit	21,910
Legal	633
Miscellaneous	17,827
Total expenses before reductions	462,199
Expense reductions	(7,069)	455,130
Net investment income (loss)		163,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,733,264
Foreign currency transactions	449
Total net realized gain (loss)		3,733,713
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,915)
Assets and liabilities in foreign currencies	70
Total change in net unrealized appreciation (depreciation)		(100,845)
Net gain (loss)		3,632,868
Net increase (decrease) in net assets resulting from operations		$ 3,796,747

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 163,879	$ 50,888
Net realized gain (loss)	3,733,713	2,863,677
Change in net unrealized appreciation (depreciation)	(100,845)	5,412,479
Net increase (decrease) in net assets resulting from operations	3,796,747	8,327,044
Distributions to shareholders from net investment income	(65,272)	-
Share transactions - net increase (decrease)	27,113,141	42,552,762
Total increase (decrease) in net assets	30,844,616	50,879,806

Net Assets
Beginning of period	83,937,237	33,057,431
End of period (including undistributed net investment income of $145,863 and undistributed net investment income of $42,097, respectively)	$ 114,781,853	$ 83,937,237

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.19	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Income from Investment Operations
Net investment income (loss) E	.02	.02 F	(.03) G	(.02)	.02	- J
Net realized and unrealized gain (loss)	.46	1.50	.13 H	1.46	(.46)	(2.41)
Total from investment operations	.48	1.52	.10	1.44	(.44)	(2.41)
Distributions from net investment income	(.01)	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 9.18	$ 8.71	$ 7.19	$ 7.09	$ 5.65	$ 6.10
Total Return B, C, D	5.49%	21.14%	1.41%	25.49%	(7.21)%	(28.32)%
Ratios to Average Net Assets I
Expenses before reductions	.79%A	.88%	.98%	1.83%	2.64%	3.59%
Expenses net of fee waivers, if any	.79%A	.85%	.98%	1.06%	1.50%	1.50%
Expenses net of all reductions	.78%A	.76%	.91%	.96%	1.38%	1.43%
Net investment income (loss)	.38%A	.21% F	(.48)% G	(.30)%	.32%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,348	$ 57,609	$ 19,486	$ 16,684	$ 719	$ 390
Portfolio turnover rate	144%A	201%	226%	307%	349%	432%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .07%. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 7.15	$ 7.06	$ 5.64	$ 6.09	$ 8.52
Income from Investment Operations
Net investment income (loss) E	.01	.01 F	(.04) G	(.04)	.01	(.01)
Net realized and unrealized gain (loss)	.46	1.49	.13 H	1.46	(.45)	(2.41)
Total from investment operations	.47	1.50	.09	1.42	(.44)	(2.42)
Distributions from net investment income	- J	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 9.12	$ 8.65	$ 7.15	$ 7.06	$ 5.64	$ 6.09
Total Return B, C, D	5.43%	20.98%	1.27%	25.18%	(7.22)%	(28.44)%
Ratios to Average Net Assets I
Expenses before reductions	.89% A	.99%	1.07%	1.92%	2.61%	3.63%
Expenses net of fee waivers, if any	.89% A	.96%	1.07%	1.38%	1.60%	1.60%
Expenses net of all reductions	.88% A	.88%	1.00%	1.29%	1.48%	1.53%
Net investment income (loss)	.28% A	.11% F	(.57)% G	(.63)%	.22%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 879	$ 879	$ 644	$ 852	$ 773	$ 915
Portfolio turnover rate	144% A	201%	226%	307%	349%	432%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 7.11	$ 7.02	$ 5.62	$ 6.09	$ 8.52
Income from Investment Operations
Net investment income (loss) E	- J	- F, J	(.05) G	(.05)	- J	(.01)
Net realized and unrealized gain (loss)	.46	1.47	.14 H	1.45	(.46)	(2.41)
Total from investment operations	.46	1.47	.09	1.40	(.46)	(2.42)
Distributions from net investment income	- J	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 9.04	$ 8.58	$ 7.11	$ 7.02	$ 5.62	$ 6.09
Total Return B, C, D	5.36%	20.68%	1.28%	24.91%	(7.55)%	(28.44)%
Ratios to Average Net Assets I
Expenses before reductions	1.06% A	1.18%	1.26%	2.10%	2.79%	3.77%
Expenses net of fee waivers, if any	1.06% A	1.11%	1.25%	1.51%	1.75%	1.75%
Expenses net of all reductions	1.05% A	1.03%	1.17%	1.41%	1.63%	1.68%
Net investment income (loss)	.11% A	(.04)% F	(.74)% G	(.75)%	.07%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,441	$ 18,208	$ 12,928	$ 10,772	$ 6,209	$ 3,972
Portfolio turnover rate	144% A	201%	226%	307%	349%	432%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss) E	.01	- H
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.47	.82
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 9.17	$ 8.71
Total Return B, C, D	5.36%	10.39%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	1.04% A
Expenses net of fee waivers, if any	.93% A	1.00% A
Expenses net of all reductions	.91% A	.92% A
Net investment income (loss)	.24% A	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,115	$ 7,241
Portfolio turnover rate	144% A	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Dynamic Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,670,516
Unrealized depreciation	(3,066,068)
Net unrealized appreciation (depreciation)	$ 9,604,448
Cost for federal income tax purposes	$ 109,180,308

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,791,646 and $70,210,668, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 443
Service Class 2	26,732
$ 27,175

VIP Dynamic Capital Appreciation Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 24,060
Service Class	301
Service Class 2	9,848
Investor Class	15,095
$ 49,304

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $502 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $119 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $13,737.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,739 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $330.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 57,848	$ -
Investor Class	7,424	-
Total	$ 65,272	$ -

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	2,427,043	5,315,043	$ 22,597,394	$ 43,123,464
Reinvestment of distributions	6,399	-	57,848	-
Shares redeemed	(1,602,561)	(1,408,625)	(14,652,458)	(10,370,197)
Net increase (decrease)	830,881	3,906,418	$ 8,002,784	$ 32,753,267
Service Class
Shares sold	17,343	28,508	$ 158,800	$ 222,823
Shares redeemed	(22,608)	(16,924)	(205,116)	(129,062)
Net increase (decrease)	(5,265)	11,584	$ (46,316)	$ 93,761
Service Class 2
Shares sold	1,029,709	836,551	$ 9,419,330	$ 6,641,312
Shares redeemed	(780,101)	(533,808)	(7,069,748)	(3,950,252)
Net increase (decrease)	249,608	302,743	$ 2,349,582	$ 2,691,060
Investor Class
Shares sold	2,102,785	836,455	$ 19,578,762	$ 7,057,993
Reinvestment of distributions	821	-	7,424	-
Shares redeemed	(306,035)	(4,905)	(2,779,095)	(43,319)
Net increase (decrease)	1,797,571	831,550	$ 16,807,091	$ 7,014,674

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Dynamic Capital Appreciation Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Dynamic Capital Appreciation Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0806
1.761772.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006